Document and Entity Information	Oct. 01, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Triton International Ltd
Amendment Flag	false
Entity Central Index Key	0001660734
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Incorporation State Country Code	D0
Entity File Number	001-37827
Entity Tax Identification Number	98-1276572
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor, 31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	294-8033
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common shares, $0.01 par value per share
Trading Symbol	TRTN
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRD
Security Exchange Name	NYSE